Not FDIC or NCUA Insured
No Financial Institution Guarantee
May Lose Value
BLANKK
FIRST QUARTER REPORT
July 31, 2026 (Unaudited)
Columbia Select Corporate Income Fund

Portfolio of Investments
Columbia Select Corporate Income Fund, July 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Select Corporate Income Fund | 2026

Issuer . Shares
.
Value ($)
Common Stocks 0 .0%
Industrials 0.0%
Household Durables 0.0%
Luxco Co. Ltd.
(a)
9,000 175,316
Total Industrials 175,316
Total Common Stocks
(Cost $ 1 ) 175,316
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds 89 .0%
Advertising 0.3%
Clear Channel Outdoor Holdings, Inc.
(b)
04/15/2028 7.750% 997,000 998,448
06/01/2029 7.500% 174,000 174,410
04/01/2030 7.875% 523,000 543,154
02/15/2031 7.125% 451,000 465,171
03/15/2033 7.500% 459,000 481,740
Neptune Bidco U.S., Inc.
(b)
04/15/2029 9.290% 623,000 634,791
05/15/2031 10.375% 308,000 322,508
Outfront Media Capital LLC/Outfront Media Capital Corp.
(b)
01/15/2029 4.250% 195,000 189,493
03/15/2030 4.625% 651,000 629,352
02/15/2031 7.375% 136,000 140,803
06/15/2034 6.000% 220,000 217,315
Total 4,797,185
Aerospace & Defense 4.7%
ATI, Inc.
10/01/2029 4.875% 122,000 120,089
10/01/2031 5.125% 826,000 806,588
06/15/2033 5.875% 136,000 136,839
BAE Systems PLC
(b)
02/15/2031 1.900% 24,662,000 21,605,085
Boeing Co.
05/01/2027 6.259% 9,722,000 9,830,729
08/01/2059 3.950% 18,345,000 12,291,264
05/01/2060 5.930% 1,549,000 1,443,609
Bombardier, Inc.
(b)
07/01/2031 7.250% 147,000 153,294
L3Harris Technologies, Inc.
06/01/2034 5.350% 5,735,000 5,724,124
Lockheed Martin Corp.
06/15/2050 2.800% 7,560,000 4,518,319
Northrop Grumman Corp.
06/01/2054 5.200% 10,367,000 9,181,761
RTX Corp.
03/15/2032 2.375% 16,866,000 14,754,735
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
TransDigm, Inc.
(b)
08/15/2028 6.750% 517,000 521,032
03/01/2029 6.375% 825,000 834,808
03/01/2032 6.625% 1,857,000 1,889,038
05/31/2033 6.375% 945,000 944,755
01/31/2034 6.750% 687,000 697,684
07/31/2034 6.125% 175,000 172,984
Total 85,626,737
Agriculture 0.0%
Darling Ingredients, Inc.
(b)
06/15/2030 6.000% 499,000 501,323
1 1 1 1 501,323
Airlines 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
(b)
04/20/2029 5.750% 617,059 614,174
United Airlines Pass-Through Trust
Series 20-1  Class A
04/15/2029 5.875% 472,053 476,483
Total 1,090,657
Apparel 0.1%
Beach Acquisition Bidco LLC
(b),(c)
10.00% Cash or 10.75% PIK
07/15/2033 10.000% 1,067,508 1,146,229
Wolverine World Wide, Inc.
(b)
08/15/2029 4.000% 784,000 739,370
Total 1,885,599
Auto Manufacturers 0.3%
Ford Motor Credit Co. LLC
05/22/2036 6.467% 4,630,000 4,642,969
Nissan Motor Acceptance Co. LLC
(b)
09/30/2030 6.125% 286,000 279,254
Nissan Motor Co. Ltd.
(b)
07/17/2032 7.750% 223,000 230,336
07/17/2035 8.125% 654,000 689,043
Total 5,841,602
Auto Parts & Equipment 0.3%
American Axle & Manufacturing, Inc.
(b)
10/15/2032 6.375% 305,000 303,409
10/15/2033 7.750% 962,000 946,753
Clarios Global LP/Clarios U.S. Finance Co.
(b)
02/15/2030 6.750% 608,000 623,994
09/15/2032 6.750% 584,000 591,755
Forvia SE
(b)
09/15/2033 6.750% 314,000 312,033
Goodyear Tire & Rubber Co.
07/15/2032 8.875% 260,000 266,600

Portfolio of Investments
(continued)
Columbia Select Corporate Income Fund, July 31, 2026 (Unaudited)
Columbia Select Corporate Income Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
IHO Verwaltungs GmbH
(b)
05/15/2033 7.375% 262,000 271,712
IHO Verwaltungs GmbH
(b),(c)
8.00% Cash or 8.75% PIK
11/15/2032 8.000% 397,000 416,960
ZF North America Capital, Inc.
(b)
04/14/2030 7.125% 31,000 31,214
03/24/2031 7.500% 649,000 652,537
04/23/2032 6.875% 1,540,000 1,511,187
Total 5,928,154
Banks 13.9%
Bank of America Corp.
(d)
04/23/2032 4.695% 32,242,000 31,638,427
07/21/2032 2.299% 8,387,000 7,342,173
02/04/2033 2.972% 11,010,000 9,827,081
09/21/2036 2.482% 4,644,000 4,008,452
Barclays PLC
(d)
06/26/2037 5.586% 9,576,000 9,345,762
Goldman Sachs Group, Inc.
(d)
06/03/2037 5.425% 1,066,000 1,041,483
07/21/2037 5.655% 2,332,000 2,320,578
07/21/2057 6.215% 14,861,000 14,711,824
HSBC Holdings PLC
(d)
03/10/2037 5.279% 17,302,000 16,738,088
JPMorgan Chase & Co.
(d)
07/22/2030 4.995% 9,743,000 9,760,090
04/23/2032 4.622% 51,367,000 50,259,511
01/24/2036 5.502% 6,350,000 6,359,414
07/23/2041 5.803% 4,827,000 4,770,881
Morgan Stanley
(d)
04/16/2032 4.809% 3,465,000 3,399,446
09/16/2036 2.484% 12,613,000 10,820,400
04/10/2037 5.296% 7,403,000 7,189,441
07/17/2037 5.605% 14,660,000 14,575,355
PNC Financial Services Group, Inc.
(d)
07/21/2036 5.373% 4,235,000 4,182,361
07/21/2037 5.463% 4,406,000 4,359,737
Royal Bank of Canada
(d)
05/03/2032 4.612% 8,929,000 8,740,934
U.S. Bancorp
(d)
06/12/2034 5.836% 5,163,000 5,290,169
07/27/2037 5.470% 9,990,000 9,888,887
Wells Fargo & Co.
(d)
05/20/2032 4.844% 990,000 976,755
07/25/2034 5.557% 12,503,000 12,606,696
04/04/2051 5.013% 7,196,000 6,174,763
Total 256,328,708
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Beverages 2.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide,
Inc.
02/01/2036 4.700% 2,000,000 1,902,761
Bacardi Ltd.
(b)
05/15/2048 5.300% 589,000 508,667
Bacardi Ltd./Bacardi-Martini BV
(b)
06/15/2033 5.400% 30,120,000 29,516,910
Bacardi-Martini BV
(b)
02/01/2030 5.550% 2,465,000 2,493,973
02/01/2035 6.000% 1,681,000 1,693,132
Keurig Dr. Pepper, Inc.
05/25/2028 4.597% 11,472,000 11,451,890
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
(b)
04/01/2029 6.250% 558,000 560,423
04/30/2029 4.375% 279,000 270,853
Total 48,398,609
Biotechnology 1.2%
Amgen, Inc.
03/02/2028 5.150% 9,610,000 9,684,719
03/02/2063 5.750% 13,583,000 12,530,548
Total 22,215,267
Building Materials 1.2%
Carrier Global Corp.
02/15/2030 2.722% 15,000,000 13,932,018
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
(b)
12/15/2030 6.625% 809,000 822,831
07/15/2031 6.750% 341,000 350,105
JH North America Holdings, Inc.
(b)
01/31/2031 5.875% 566,000 565,307
07/31/2032 6.125% 4,839,000 4,850,890
Quikrete Holdings, Inc.
(b)
03/01/2032 6.375% 862,000 872,435
03/01/2033 6.750% 735,000 744,671
Standard Building Solutions, Inc.
(b)
08/15/2032 6.500% 203,000 203,689
08/01/2033 6.250% 301,000 297,741
Total 22,639,687
Chemicals 0.8%
Ashland, Inc.
(b)
09/01/2031 3.375% 1,035,000 942,282
Celanese U.S. Holdings LLC
04/15/2030 6.500% 174,000 176,352
02/15/2031 7.000% 146,000 149,889
07/15/2032 7.379% 200,000 209,186
04/15/2033 6.750% 355,000 362,203
11/15/2033 7.700% 294,000 312,068
02/15/2034 7.375% 192,000 197,536

Portfolio of Investments
(continued)
Columbia Select Corporate Income Fund, July 31, 2026 (Unaudited)
Columbia Select Corporate Income Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Element Solutions, Inc.
(b)
09/01/2028 3.875% 510,000 502,472
FMC Corp.
05/18/2033 5.650% 9,000 8,043
10/01/2049 4.500% 295,000 190,352
FMC Corp.
(d)
11/01/2055 8.450% 17,000 12,767
HB Fuller Co.
10/15/2028 4.250% 130,000 127,103
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.
(b)
07/01/2028 9.000% 74,000 73,733
INEOS Finance PLC
(b)
04/15/2029 7.500% 543,000 534,347
INEOS Quattro Finance 2 PLC
(b)
03/15/2029 9.625% 1,019,000 904,549
Ingevity Corp.
(b)
11/01/2028 3.875% 281,000 271,021
Innophos Holdings, Inc.
(b)
06/15/2029 11.500% 897,125 845,121
LYB International Finance III LLC
04/01/2051 3.625% 6,389,000 4,088,306
NOVA Chemicals Corp.
(b)
06/01/2027 5.250% 227,000 227,303
02/15/2030 9.000% 407,000 427,065
Olympus Water U.S. Holding Corp.
(b)
10/01/2028 4.250% 472,000 455,887
10/01/2029 6.250% 402,000 396,641
06/15/2031 7.250% 708,000 716,385
08/01/2032 6.750% 751,000 731,229
02/15/2033 7.250% 699,000 684,643
Qnity Electronics, Inc.
(b)
08/15/2032 5.750% 305,000 303,258
08/15/2033 6.250% 245,000 246,244
Tronox, Inc.
(b)
03/15/2029 4.625% 450,000 277,904
WR Grace Holdings LLC
(b)
08/15/2029 5.625% 1,421,000 1,304,893
03/01/2031 7.375% 158,000 156,889
08/15/2032 6.625% 1,089,000 1,036,790
08/01/2033 7.000% 265,000 254,201
Total 17,126,662
Commercial Services 1.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
(b)
02/15/2031 8.000% 1,069,000 1,067,217
06/15/2032 8.375% 245,000 244,097
Block, Inc.
(b)
08/15/2030 5.625% 395,000 393,098
08/15/2033 6.000% 309,000 306,674
Block, Inc.
06/01/2031 3.500% 217,000 198,013
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
05/15/2032 6.500% 794,000 802,847
Carrix, Inc.
(b)
08/01/2033 6.125% 686,000 682,971
Clarivate Science Holdings Corp.
(b)
07/01/2029 4.875% 1,124,000 1,036,120
ERAC USA Finance LLC
(b)
05/01/2028 4.600% 7,658,000 7,653,628
04/30/2031 4.700% 8,583,000 8,472,638
04/30/2036 5.250% 4,991,000 4,881,954
Garda World Security Corp.
(b)
08/01/2032 8.250% 248,000 251,534
11/15/2032 8.375% 282,000 286,441
Herc Holdings, Inc.
(b)
06/15/2030 7.000% 446,000 459,865
03/15/2031 5.750% 162,000 160,457
06/15/2033 7.250% 1,325,000 1,367,207
03/15/2034 6.000% 312,000 306,325
ION Platform Finance U.S., Inc.
(b)
09/30/2032 7.875% 482,000 380,890
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
(b)
08/15/2032 6.750% 1,341,000 1,342,445
Synergy Infrastructure Holdings LLC
(b)
12/01/2030 7.875% 511,000 534,311
07/15/2034 7.000% 562,000 566,798
WEX, Inc.
(b)
03/15/2033 6.500% 608,000 605,479
Williams Scotsman, Inc.
(b)
08/15/2028 4.625% 226,000 223,410
06/15/2029 6.625% 208,000 211,600
04/15/2030 6.625% 157,000 160,545
Total 32,596,564
Computers 1.4%
Amentum Holdings, Inc.
(b)
08/01/2032 7.250% 940,000 965,553
Apple, Inc.
02/08/2051 2.650% 3,409,000 1,956,217
CACI International, Inc.
(b)
06/15/2033 6.375% 792,000 797,960
Everforth, Inc.
(b)
05/15/2028 4.625% 944,000 903,965
International Business Machines Corp.
02/10/2028 4.650% 9,525,000 9,537,298
05/15/2030 1.950% 5,635,000 5,048,553
02/03/2036 4.950% 4,655,000 4,388,520
McAfee Corp.
(b)
02/15/2030 7.375% 2,321,000 1,967,177
NCR Voyix Corp.
(b)
10/01/2028 5.000% 431,000 417,365
04/15/2029 5.125% 81,000 78,680

Portfolio of Investments
(continued)
Columbia Select Corporate Income Fund, July 31, 2026 (Unaudited)
Columbia Select Corporate Income Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Science Applications International Corp.
(b)
11/01/2033 5.875% 653,000 639,129
Total 26,700,417
Cosmetics & Personal Care 0.0%
Opal Bidco SAS
(b)
03/31/2032 6.500% 466,000 469,105
Prestige Brands, Inc.
(b)
04/01/2031 3.750% 214,000 196,352
07/15/2034 6.250% 362,000 362,905
Total 1,028,362
Distribution & Wholesale 0.1%
Core & Main LP
(b)
07/01/2034 6.000% 373,000 371,040
Gates Corp.
(b)
07/01/2029 6.875% 234,000 238,892
RB Global Holdings, Inc.
(b)
03/15/2028 6.750% 125,000 126,362
03/15/2031 7.750% 264,000 272,826
Resideo Funding II LLC
(b)
09/01/2029 4.000% 381,000 362,189
Total 1,371,309
Diversified Financial Services 0.9%
Ally Financial, Inc.
(d)
01/17/2040 6.646% 132,000 128,853
Aretec Group, Inc.
(b)
08/15/2030 10.000% 769,000 811,785
Bread Financial Holdings, Inc.
(b)
05/15/2031 6.750% 130,000 132,565
CrossCountry Intermediate HoldCo LLC
(b)
10/01/2030 6.500% 303,000 293,073
Focus Financial Partners LLC
(b)
09/15/2031 6.750% 597,000 593,366
GGAM Finance Ltd.
(b)
02/15/2027 8.000% 506,000 506,801
04/15/2029 6.875% 332,000 337,758
03/15/2030 5.875% 518,000 516,795
goeasy Ltd.
(b)
07/01/2029 7.625% 72,000 68,504
05/15/2030 6.875% 87,000 78,634
10/01/2030 7.375% 88,000 80,381
Hightower Holding LLC
(b)
04/15/2029 6.750% 610,000 608,075
01/31/2030 9.125% 802,000 835,079
Navient Corp.
03/15/2029 5.500% 492,000 472,110
03/15/2031 11.500% 166,000 175,265
OneMain Finance Corp.
05/15/2029 6.625% 498,000 504,753
11/15/2029 5.375% 35,000 34,197
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
03/15/2030 7.875% 349,000 361,576
09/15/2030 4.000% 617,000 566,116
05/15/2031 7.500% 407,000 417,213
11/15/2031 7.125% 198,000 200,698
03/15/2032 6.750% 256,000 255,209
03/15/2033 6.500% 466,000 455,020
09/15/2033 6.750% 285,000 280,614
Osaic Holdings, Inc.
(b)
08/01/2032 6.750% 913,000 915,820
08/01/2033 8.000% 948,000 960,970
Provident Funding Associates LP/PFG Finance Corp.
(b)
09/15/2029 9.750% 1,078,000 1,111,420
Rocket Cos., Inc.
(b)
08/01/2030 6.125% 241,000 242,917
08/01/2031 6.125% 373,000 374,684
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
(b)
10/15/2033 4.000% 1,121,000 990,401
United Wholesale Mortgage LLC
(b)
04/15/2029 5.500% 717,000 670,132
UWM Holdings LLC
(b)
02/01/2030 6.625% 920,000 853,644
03/15/2031 6.250% 1,249,000 1,114,827
WS Escrow LLC
(b)
06/01/2033 7.750% 795,000 822,263
Total 16,771,518
Electric 11.2%
AEP Texas, Inc.
06/01/2033 5.400% 3,180,000 3,175,892
05/15/2034 5.700% 1,087,000 1,099,402
Series H
01/15/2050 3.450% 9,997,000 6,518,718
AEP Transmission Co. LLC
06/01/2036 5.250% 4,490,000 4,412,959
Alpha Generation LLC
(b)
10/15/2032 6.750% 321,000 323,807
01/15/2034 6.250% 299,000 292,463
Ameren Corp.
05/15/2036 5.000% 8,960,000 8,585,002
American Transmission Systems, Inc.
(b)
01/15/2032 2.650% 6,869,000 6,072,207
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
(b)
02/15/2032 6.375% 508,000 500,880
CenterPoint Energy Houston Electric LLC
Series AQ
08/15/2035 4.950% 3,707,000 3,588,791
Clearway Energy Operating LLC
(b)
03/15/2028 4.750% 1,100,000 1,085,986
02/15/2031 3.750% 561,000 514,694
01/15/2032 3.750% 125,000 112,219
01/15/2034 5.750% 281,000 270,872

Portfolio of Investments
(continued)
Columbia Select Corporate Income Fund, July 31, 2026 (Unaudited)
Columbia Select Corporate Income Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Commonwealth Edison Co.
06/01/2056 5.850% 3,831,000 3,675,272
Consolidated Edison Co. of New York, Inc.
11/15/2055 5.750% 8,494,000 7,958,851
DTE Electric Co.
05/15/2035 5.250% 4,128,000 4,092,494
Duke Energy Carolinas LLC
06/15/2036 5.150% 10,365,000 10,124,238
03/15/2052 3.550% 3,190,000 2,145,022
Duke Energy Indiana LLC
04/01/2053 5.400% 6,976,000 6,263,005
Edison International
11/15/2028 5.250% 3,636,000 3,639,407
Electricite de France SA
(b)
04/22/2056 6.125% 2,790,000 2,622,130
ENEL Finance International NV
(b)
07/13/2036 5.375% 2,889,000 2,798,351
Entergy Louisiana LLC
04/15/2036 4.900% 5,255,000 5,019,224
Eversource Energy
07/15/2034 5.950% 9,067,000 9,307,557
Series R
08/15/2030 1.650% 5,817,000 5,106,454
Exelon Corp.
03/15/2052 4.100% 9,906,000 7,183,331
FirstEnergy Corp.
Series C
03/01/2050 3.400% 2,000,000 1,298,606
FirstEnergy Transmission LLC
01/15/2035 5.000% 5,670,000 5,480,211
Jersey Central Power & Light Co.
01/15/2035 5.100% 6,589,000 6,440,414
Leeward Renewable Energy Operations LLC
(b)
07/01/2029 4.250% 130,000 123,508
Long Ridge Energy LLC
(b)
02/15/2032 8.750% 604,000 624,909
National Grid PLC
06/09/2036 5.405% 8,000,000 7,798,846
NextEra Energy Capital Holdings, Inc.
(d)
Series AA
10/01/2056 6.000% 2,768,000 2,719,920
NextEra Energy Capital Holdings, Inc.
03/15/2035 5.450% 11,000,000 10,897,097
NRG Energy, Inc.
(b)
06/15/2029 5.250% 1,058,000 1,049,469
07/15/2029 5.750% 132,000 131,967
02/01/2033 6.000% 300,000 298,969
01/15/2034 5.750% 442,000 430,601
05/15/2034 5.875% 221,000 216,956
11/01/2034 6.250% 228,000 227,345
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
01/15/2036 6.000% 442,000 432,361
05/15/2036 6.125% 225,000 221,808
NRG Energy, Inc.
01/15/2028 5.750% 7,000 7,004
Oncor Electric Delivery Co. LLC
11/01/2029 4.650% 7,202,000 7,173,597
Pacific Gas & Electric Co.
07/01/2050 4.950% 10,385,000 8,375,547
PG&E Corp.
(d)
03/15/2055 7.375% 321,000 325,526
09/15/2056 6.850% 129,000 127,333
PG&E Corp.
07/01/2030 5.250% 398,000 391,295
Public Service Electric & Gas Co.
Series R
01/01/2056 5.625% 4,009,000 3,769,179
Talen Energy Supply LLC
(b)
02/01/2034 6.250% 524,000 513,938
02/01/2036 6.500% 524,000 517,266
Virginia Electric & Power Co.
03/15/2036 4.950% 12,657,000 12,045,961
Vistra Operations Co. LLC
(b)
04/30/2036 5.550% 13,985,000 13,610,653
VoltaGrid LLC
(b)
11/01/2030 7.375% 189,000 189,964
Xcel Energy, Inc.
03/15/2034 5.500% 14,000,000 13,975,504
XPLR Infrastructure Operating Partners LP
(b)
09/15/2027 4.500% 395,000 390,604
01/15/2029 7.250% 522,000 538,479
01/15/2031 8.375% 174,000 184,910
03/15/2033 8.625% 503,000 537,329
04/15/2034 7.750% 530,000 555,186
Total 208,111,490
Electrical Components & Equipment 0.1%
WESCO Distribution, Inc.
(b)
03/15/2029 6.375% 235,000 238,459
04/15/2031 5.250% 197,000 193,829
03/15/2032 6.625% 576,000 587,995
03/15/2033 6.375% 257,000 261,373
04/15/2034 5.500% 331,000 322,286
Total 1,603,942
Electronics 0.0%
Sensata Technologies, Inc.
(b)
07/15/2032 6.625% 359,000 367,492
1 1 1 1 367,492
Energy - Alternate Sources 0.0%
TerraForm Power Operating LLC
(b)
01/15/2030 4.750% 938,000 897,932
1 1 1 1 897,932

Portfolio of Investments
(continued)
Columbia Select Corporate Income Fund, July 31, 2026 (Unaudited)
Columbia Select Corporate Income Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Entertainment 0.6%
Caesars Entertainment, Inc.
(b)
10/15/2029 4.625% 482,000 458,696
02/15/2030 7.000% 590,000 592,179
02/15/2032 6.500% 69,000 66,017
10/15/2032 6.000% 496,000 435,498
Churchill Downs, Inc.
(b)
04/01/2030 5.750% 479,000 477,737
05/01/2031 6.750% 272,000 275,853
Cinemark USA, Inc.
(b)
07/15/2028 5.250% 239,000 237,591
Light & Wonder International, Inc.
(b)
11/15/2029 7.250% 292,000 297,037
10/01/2033 6.250% 561,000 551,168
Live Nation Entertainment, Inc.
(b)
10/15/2027 4.750% 360,000 358,262
Midwest Gaming Borrower LLC/Midwest Gaming Finance
Corp.
(b)
05/01/2029 4.875% 280,000 271,848
Penn Entertainment, Inc.
(b)
07/01/2029 4.125% 1,441,000 1,373,604
04/01/2031 6.750% 255,000 255,754
Rivers Enterprise Borrower LLC
(b)
10/15/2030 6.250% 396,000 397,802
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance
Corp.
(b)
02/01/2033 6.625% 704,000 708,101
Scientific Games Holdings LP/Scientific Games U.S. FinCo,
Inc.
(b)
03/01/2030 6.625% 1,375,000 1,113,644
Six Flags Entertainment Corp.
(b)
05/15/2031 7.250% 1,292,000 1,266,521
Six Flags Entertainment Corp./Canada's Wonderland Co./
Magnum Management Corp.
10/01/2028 6.500% 282,000 282,156
Six Flags Entertainment Corp./Canada's Wonderland Co./
Millennium Operations LLC
(b)
01/15/2032 8.625% 1,062,000 1,074,122
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./
Canada's Wonderland Co.
(b)
05/01/2032 6.625% 308,000 310,157
Vail Resorts, Inc.
(b)
05/15/2032 6.500% 327,000 331,035
Voyager Parent LLC
(b)
07/01/2032 9.250% 564,000 599,373
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
(b)
10/01/2029 5.125% 126,000 124,705
03/15/2033 6.250% 148,000 146,703
Total 12,005,563
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Environmental Control 0.1%
Clean Harbors, Inc.
(b)
02/01/2031 6.375% 90,000 90,991
GFL Environmental Holdings U.S., Inc.
(b)
02/01/2034 5.500% 72,000 66,604
GFL Environmental, Inc.
(b)
08/01/2028 4.000% 131,000 127,769
01/15/2031 6.750% 269,000 272,416
Madison IAQ LLC
(b)
06/30/2029 5.875% 894,000 894,232
Waste Pro USA, Inc.
(b)
02/01/2033 7.000% 1,206,000 1,226,726
Total 2,678,738
Food 2.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/
Albertsons LLC
(b)
03/31/2032 5.625% 589,000 560,296
Campbell's Co.
03/23/2035 4.750% 10,003,000 9,155,568
Chobani LLC/Chobani Finance Corp., Inc.
(b)
07/01/2029 7.625% 194,000 200,292
04/15/2034 6.375% 696,000 698,301
Kraft Heinz Foods Co.
07/15/2045 5.200% 7,978,000 6,862,316
06/01/2046 4.375% 408,000 313,610
Kroger Co.
09/15/2064 5.650% 3,274,000 2,921,792
Mars, Inc.
(b)
03/01/2030 4.800% 12,700,000 12,656,332
Mondelez International, Inc.
03/17/2027 2.625% 3,780,000 3,738,358
Performance Food Group, Inc.
(b)
09/15/2032 6.125% 239,000 239,904
Post Holdings, Inc.
(b)
04/15/2030 4.625% 256,000 246,578
09/15/2031 4.500% 500,000 463,969
02/15/2032 6.250% 393,000 395,233
03/01/2033 6.375% 200,000 197,043
10/15/2034 6.250% 533,000 518,147
03/15/2036 6.500% 191,000 186,300
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons
Pet Food, Inc./Simmons Feed
(b)
03/01/2029 4.625% 725,000 700,626
Tyson Foods, Inc.
06/02/2027 3.550% 11,108,000 11,029,854
U.S. Foods, Inc.
(b)
09/15/2028 6.875% 274,000 279,374
01/15/2032 7.250% 255,000 263,500
Total 51,627,393

Portfolio of Investments
(continued)
Columbia Select Corporate Income Fund, July 31, 2026 (Unaudited)
Columbia Select Corporate Income Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Gas 1.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
(b)
06/01/2030 9.500% 406,000 435,266
NiSource, Inc.
05/18/2036 5.300% 15,247,000 14,906,095
Southern California Gas Co.
09/01/2034 5.050% 4,200,000 4,120,768
Southern Co. Gas Capital Corp.
Series B
09/15/2035 5.100% 5,780,000 5,605,840
Total 25,067,969
Healthcare Products 1.9%
Abbott Laboratories
03/09/2029 3.700% 11,275,000 11,017,668
03/15/2036 4.650% 9,500,000 9,024,315
Avantor Funding, Inc.
(b)
07/15/2028 4.625% 914,000 901,512
11/01/2029 3.875% 459,000 437,752
Bausch & Lomb Corp.
(b)
10/01/2028 8.375% 457,000 469,359
GE HealthCare Technologies, Inc.
11/15/2027 5.650% 6,191,000 6,266,630
12/15/2028 4.150% 4,400,000 4,347,546
12/15/2035 4.950% 2,426,000 2,319,489
Medline Borrower LP
(b)
10/01/2029 5.250% 1,373,000 1,360,690
Total 36,144,961
Healthcare Services 3.4%
Acadia Healthcare Co., Inc.
(b)
07/01/2028 5.500% 501,000 497,651
04/15/2029 5.000% 291,000 285,570
03/15/2033 7.375% 585,000 604,071
Centene Corp.
10/15/2030 3.000% 1,548,000 1,393,040
Charles River Laboratories International, Inc.
(b)
03/15/2029 3.750% 157,000 150,070
03/15/2031 4.000% 205,000 191,348
CHS/Community Health Systems, Inc.
(b)
04/15/2029 6.875% 267,000 257,380
05/15/2030 5.250% 484,000 447,760
02/15/2031 4.750% 238,000 212,023
01/15/2032 10.875% 116,000 122,361
Cigna Group
03/15/2050 3.400% 2,250,000 1,478,571
Concentra Health Services, Inc.
(b)
07/15/2032 6.875% 378,000 388,940
DaVita, Inc.
(b)
06/01/2030 4.625% 225,000 216,806
07/15/2033 6.750% 322,000 330,385
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Encompass Health Corp.
02/01/2028 4.500% 236,000 233,458
HCA, Inc.
02/15/2027 4.500% 9,460,000 9,458,808
03/15/2027 3.125% 7,046,000 6,987,659
06/01/2028 5.200% 2,648,000 2,669,539
05/15/2036 5.300% 16,074,000 15,579,729
HealthEquity, Inc.
(b)
10/01/2029 4.500% 650,000 630,515
IQVIA, Inc.
(b)
05/15/2030 6.500% 216,000 220,189
06/01/2032 6.250% 571,000 578,931
LifePoint Health, Inc.
(b)
05/01/2034 7.000% 531,000 495,717
Select Medical Corp.
(b)
12/01/2032 6.250% 408,000 391,611
Star Parent, Inc.
(b)
10/01/2030 9.000% 980,000 1,030,094
Surgery Center Holdings, Inc.
(b)
04/15/2032 7.250% 1,156,000 1,159,012
Tenet Healthcare Corp.
(b)
11/15/2032 5.500% 1,199,000 1,180,955
11/15/2033 6.000% 441,000 442,654
Tenet Healthcare Corp.
11/01/2027 5.125% 848,000 847,495
10/01/2028 6.125% 280,000 280,212
05/15/2031 6.750% 685,000 698,936
UnitedHealth Group, Inc.
04/15/2054 5.375% 15,344,000 13,748,578
Total 63,210,068
Home Builders 0.0%
Installed Building Products, Inc.
(b)
02/01/2034 5.625% 163,000 157,776
Shea Homes LP/Shea Homes Funding Corp.
02/15/2028 4.750% 171,000 168,616
Taylor Morrison Communities, Inc.
(b)
01/15/2028 5.750% 193,000 194,928
08/01/2030 5.125% 321,000 320,286
Total 841,606
Home Furnishings 0.0%
Whirlpool Corp.
06/15/2030 6.125% 106,000 96,396
06/15/2033 6.500% 111,000 94,038
Whirlpool Corp.
(b)
07/01/2031 7.500% 165,000 163,968
07/01/2034 7.875% 218,000 206,453
Total 560,855

Portfolio of Investments
(continued)
Columbia Select Corporate Income Fund, July 31, 2026 (Unaudited)
Columbia Select Corporate Income Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Housewares 0.1%
Newell Brands, Inc.
(b)
06/01/2028 8.500% 302,000 315,301
Newell Brands, Inc.
05/15/2030 6.375% 308,000 311,175
05/15/2032 6.625% 112,000 113,218
Scotts Miracle-Gro Co.
04/01/2031 4.000% 150,000 139,362
02/01/2032 4.375% 214,000 198,246
Total 1,077,302
Insurance 5.9%
Acrisure LLC/Acrisure Finance, Inc.
(b)
02/01/2029 8.250% 421,000 403,605
08/01/2029 6.000% 635,000 573,424
11/06/2030 7.500% 720,000 696,709
07/01/2032 6.750% 266,000 244,678
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
(b)
04/15/2028 6.750% 494,000 496,645
11/01/2029 5.875% 89,000 87,719
01/15/2031 7.000% 362,000 367,538
10/01/2031 6.500% 916,000 915,757
10/01/2032 7.375% 1,083,000 1,089,459
AmWINS Group, Inc.
(b)
02/15/2029 6.375% 505,000 507,700
Ardonagh Finco Ltd.
(b)
02/15/2031 7.750% 934,000 947,848
Ardonagh Group Finance Ltd.
(b)
02/15/2032 8.875% 1,691,000 1,683,822
Asurion LLC/Asurion Co-Issuer, Inc.
(b)
02/01/2034 8.375% 330,000 300,741
Broadstreet Partners Group LLC
(b)
04/15/2029 5.875% 1,340,000 1,311,060
CRC Insurance Group LLC
(b)
06/01/2031 7.125% 1,341,000 1,339,181
Guardian Life Global Funding
(b)
07/16/2029 4.748% 9,251,000 9,226,538
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/
Howden U.S. Refinance LLC
(b)
02/15/2032 8.125% 257,000 238,971
HUB International Ltd.
(b)
12/01/2029 5.625% 945,000 944,098
06/15/2030 7.250% 1,752,000 1,805,239
01/31/2032 7.375% 746,000 762,749
Met Tower Global Funding
(b)
10/01/2027 4.000% 7,429,000 7,384,749
04/12/2029 5.250% 5,902,000 5,973,384
09/16/2030 4.200% 6,537,000 6,343,336
New York Life Global Funding
(b)
10/01/2027 3.900% 6,356,000 6,309,772
12/05/2029 4.600% 4,622,000 4,596,591
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
New York Life Insurance Co.
(b)
05/15/2050 3.750% 3,948,000 2,768,318
Northwestern Mutual Global Funding
(b)
01/13/2030 4.960% 2,814,000 2,819,432
06/30/2031 4.740% 5,220,000 5,159,645
Northwestern Mutual Life Insurance Co.
(b)
05/29/2055 6.170% 2,568,000 2,532,629
Principal Life Global Funding II
(b)
11/27/2029 4.950% 32,826,000 32,778,351
Teachers Insurance & Annuity Association of America
(b)
05/15/2050 3.300% 6,645,000 4,228,127
06/15/2056 6.050% 4,214,000 4,077,119
Total 108,914,934
Internet 3.7%
Alphabet, Inc.
02/15/2036 4.800% 11,021,000 10,524,380
02/15/2046 5.500% 1,907,000 1,770,602
02/15/2056 5.650% 4,202,000 3,873,198
02/15/2066 5.750% 2,622,000 2,375,733
Amazon.com, Inc.
03/13/2029 4.000% 4,795,000 4,715,380
07/09/2046 6.000% 7,186,000 6,988,926
03/13/2056 5.800% 5,253,000 4,837,313
07/09/2056 6.100% 6,648,000 6,377,182
Arches Buyer, Inc.
(b)
06/01/2028 4.250% 412,000 399,171
12/01/2028 6.125% 773,000 757,524
Beignet Investor LLC
(b)
05/30/2049 6.581% 5,175,000 5,004,397
ION Platform Finance U.S., Inc./ION Platform Finance SARL
(b)
05/01/2028 4.625% 317,000 295,893
05/15/2028 5.750% 192,000 181,976
Match Group Holdings II LLC
(b)
06/01/2028 4.625% 192,000 189,071
02/15/2029 5.625% 135,000 134,588
08/01/2030 4.125% 706,000 660,580
10/01/2031 3.625% 257,000 229,320
Meta Platforms, Inc.
05/15/2046 6.200% 6,636,000 6,236,145
11/15/2065 5.750% 14,626,000 12,064,966
Snap, Inc.
(b)
03/01/2033 6.875% 1,273,000 1,244,171
03/15/2034 6.875% 716,000 694,391
Total 69,554,907
Iron & Steel 0.1%
Carpenter Technology Corp.
(b)
03/01/2034 5.625% 418,000 412,195
Cleveland-Cliffs, Inc.
(b)
11/01/2029 6.875% 169,000 170,636
03/15/2032 7.000% 82,000 82,212

Portfolio of Investments
(continued)
Columbia Select Corporate Income Fund, July 31, 2026 (Unaudited)
Columbia Select Corporate Income Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
05/01/2033 7.375% 87,000 87,903
01/15/2034 7.625% 283,000 286,400
Total 1,039,346
Leisure Time 0.3%
Boyne USA, Inc.
(b)
05/15/2029 4.750% 378,000 368,807
Carnival Corp. Ltd.
(b)
03/15/2030 5.750% 580,000 581,441
08/01/2032 5.750% 350,000 347,262
02/15/2033 6.125% 551,000 551,144
NCL Corp. Ltd.
(b)
01/15/2031 5.875% 740,000 707,627
02/01/2032 6.750% 651,000 638,065
09/15/2033 6.250% 404,000 383,918
Sabre GLBL, Inc.
(b)
11/15/2029 10.750% 39,000 37,538
03/15/2030 10.750% 90,000 86,199
07/15/2030 11.125% 143,000 137,580
Viking Cruises Ltd.
(b)
02/15/2029 7.000% 650,000 650,973
07/15/2031 9.125% 269,000 281,826
10/15/2033 5.875% 602,000 595,469
Total 5,367,849
Lodging 0.2%
Hilton Domestic Operating Co., Inc.
(b)
04/01/2032 6.125% 563,000 568,427
09/15/2033 5.750% 261,000 258,741
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations
Borrower, Inc.
(b)
01/15/2032 6.625% 862,000 864,326
Marriott Ownership Resorts, Inc.
(b)
10/01/2033 6.500% 1,068,000 1,050,463
MGM Resorts International
09/15/2029 6.125% 328,000 330,082
Travel & Leisure Co.
(b)
06/01/2031 6.250% 698,000 699,250
09/01/2033 6.125% 53,000 52,064
Total 3,823,353
Machinery - Construction, & Mining 0.6%
Caterpillar Financial Services Corp.
Series L
05/15/2028 4.200% 11,695,000 11,641,043
1 1 1 1 11,641,043
Machinery - Diversified 0.7%
Deere Funding Canada Corp.
10/09/2030 4.150% 13,764,000 13,416,475
1 1 1 1 13,416,475
Media 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp.
(b)
05/01/2027 5.125% 51,000 50,898
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
03/01/2030 4.750% 1,163,000 1,086,768
08/15/2030 4.500% 876,000 799,817
02/01/2031 4.250% 719,000 636,556
03/01/2031 7.375% 304,000 302,612
02/01/2032 4.750% 93,000 81,265
06/01/2033 4.500% 140,000 119,079
01/15/2034 4.250% 1,507,000 1,232,762
CCO Holdings LLC/CCO Holdings Capital Corp.
05/01/2032 4.500% 1,090,000 940,152
Charter Communications Operating LLC/Charter
Communications Operating Capital
06/30/2062 3.950% 16,460,000 9,004,147
Comcast Corp.
11/01/2056 2.937% 19,870,000 10,027,978
CSC Holdings LLC
(b)
02/01/2028 5.375% 717,000 415,255
01/31/2029 11.750% 398,000 227,932
02/01/2029 6.500% 298,000 169,252
01/15/2030 5.750% 635,000 136,639
12/01/2030 4.125% 382,000 214,701
12/01/2030 4.625% 240,000 50,676
02/15/2031 3.375% 267,000 149,705
Directv Financing LLC
(b)
02/01/2030 8.875% 175,000 178,400
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
(b)
06/01/2032 9.250% 426,000 436,036
Discovery Global Holdings, Inc.
03/15/2032 4.279% 371,000 329,158
03/15/2042 5.050% 1,117,000 779,642
03/15/2052 5.141% 225,000 143,926
DISH DBS Corp.
(e)
07/01/2028 0.000% 582,000 557,678
06/01/2029 0.000% 752,000 680,953
DISH DBS Corp.
(b),(e)
12/01/2028 0.000% 486,000 468,477
EchoStar Corp.
(c)
6.75% Cash or 6.75% PIK
11/30/2030 6.750% 551,283 559,057
EchoStar Corp.
11/30/2029 10.750% 1,043,250 1,128,320
Gray Media, Inc.
(b)
11/15/2031 5.375% 192,000 142,053
07/15/2032 9.625% 407,000 411,181
08/15/2033 7.250% 490,000 484,380
iHeartCommunications, Inc.
(b)
05/01/2029 9.125% 255,113 236,814
McGraw-Hill Education, Inc.
(b)
08/01/2029 8.000% 265,000 263,028
09/01/2031 7.375% 300,000 303,916
Nexstar Media, Inc.
(b)
09/15/2033 6.500% 879,000 874,884

Portfolio of Investments
(continued)
Columbia Select Corporate Income Fund, July 31, 2026 (Unaudited)
Columbia Select Corporate Income Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
04/15/2034 7.250% 1,212,000 1,215,098
Paramount Global
05/19/2032 4.200% 329,000 279,295
07/01/2042 4.850% 109,000 70,397
03/15/2043 4.375% 433,000 264,225
09/01/2043 5.850% 210,000 148,677
05/19/2050 4.950% 101,000 60,991
Sirius XM Radio LLC
(b)
07/15/2028 4.000% 252,000 245,152
07/01/2030 4.125% 947,000 885,591
Univision Communications, Inc.
(b)
05/01/2029 4.500% 238,000 225,661
04/15/2033 8.875% 364,000 352,483
Virgin Media Finance PLC
(b)
07/15/2030 5.000% 232,000 142,730
VZ Secured Financing BV
(b)
01/15/2032 5.000% 728,000 597,003
Total 38,111,400
Mining 0.5%
Anglo American Capital PLC
(b)
03/19/2036 5.250% 3,830,000 3,716,623
Compass Minerals International, Inc.
(b)
07/01/2030 8.000% 370,000 386,145
Constellium SE
(b)
06/15/2028 5.625% 559,000 557,698
04/15/2029 3.750% 204,000 194,838
08/15/2032 6.375% 486,000 490,111
Hudbay Minerals, Inc.
(b)
04/01/2029 6.125% 386,000 387,399
Kaiser Aluminum Corp.
(b)
06/01/2031 4.500% 1,036,000 979,878
03/01/2034 5.875% 750,000 733,764
Novelis Corp.
(b)
01/30/2030 4.750% 888,000 852,781
01/30/2030 6.875% 195,000 200,004
08/15/2031 3.875% 332,000 301,372
08/15/2033 6.375% 423,000 421,995
Total 9,222,608
Miscellaneous Manufacturing 0.0%
Amsted Industries, Inc.
(b)
03/15/2033 6.375% 136,000 136,964
Siemens Funding BV
(b)
05/28/2035 5.200% 854,000 851,812
Total 988,776
Oil & Gas 2.3%
APA Corp.
02/15/2055 6.750% 3,410,000 3,407,226
BP Capital Markets America, Inc.
03/17/2052 3.001% 14,475,000 8,804,695
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
CNX Resources Corp.
(b)
01/15/2031 7.375% 212,000 216,769
03/01/2032 7.250% 388,000 398,750
03/01/2034 5.875% 576,000 557,916
Crescent Energy Finance LLC
(b)
04/01/2032 7.625% 445,000 449,874
04/15/2032 7.875% 150,000 152,780
01/15/2033 7.375% 193,000 193,895
01/15/2034 8.375% 136,000 140,281
Hilcorp Energy I LP/Hilcorp Finance Co.
(b)
02/01/2029 5.750% 699,000 697,490
04/15/2030 6.000% 216,000 213,800
04/15/2032 6.250% 338,000 328,329
02/15/2035 7.250% 622,000 617,681
Matador Resources Co.
(b)
04/15/2032 6.500% 755,000 753,819
04/15/2033 6.250% 190,000 186,961
04/15/2034 6.000% 285,000 275,508
Nabors Industries, Inc.
(b)
01/31/2030 9.125% 956,000 1,000,542
08/15/2031 8.875% 55,000 56,630
11/15/2032 7.625% 393,000 400,743
Occidental Petroleum Corp.
10/01/2054 6.050% 4,117,000 3,975,238
SM Energy Co.
(b)
08/01/2029 6.750% 304,000 308,384
11/01/2030 8.625% 116,000 121,785
07/01/2031 8.750% 485,000 507,249
08/01/2032 7.000% 407,000 413,455
06/15/2033 9.625% 993,000 1,092,265
04/15/2034 6.625% 735,000 730,670
SM Energy Co.
07/15/2028 6.500% 239,000 239,441
Sunoco LP
(b)
05/01/2029 7.000% 529,000 540,522
07/15/2031 5.375% 409,000 401,493
05/01/2032 7.250% 498,000 514,134
07/01/2033 6.250% 513,000 514,225
Sunoco LP
(b),(d),(f)
09/18/2030 7.875% 1,250,000 1,281,414
TotalEnergies Capital SA
09/10/2064 5.425% 8,380,000 7,454,243
Transocean Aquila Ltd.
(b)
09/30/2028 8.000% 457,231 466,713
Transocean International Ltd.
(b)
05/15/2029 8.250% 179,000 184,350
05/15/2031 8.500% 442,000 461,070
Woodside Finance Ltd.
05/19/2035 6.000% 3,580,000 3,654,086
Total 41,714,426

Portfolio of Investments
(continued)
Columbia Select Corporate Income Fund, July 31, 2026 (Unaudited)
Columbia Select Corporate Income Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Oil & Gas Services 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.
(b)
09/01/2032 6.625% 304,000 308,344
Archrock Services LP/Archrock Partners Finance Corp.
(b)
02/01/2034 6.000% 575,000 562,874
Kodiak Gas Services LLC
(b)
04/01/2031 5.875% 386,000 381,730
10/01/2033 6.500% 563,000 562,637
10/01/2035 6.750% 326,000 328,490
Oceaneering International, Inc.
(b)
07/15/2034 6.875% 364,000 372,496
USA Compression Partners LP/USA Compression Finance
Corp.
(b)
03/15/2029 7.125% 676,000 690,027
Total 3,206,598
Packaging & Containers 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal
Packaging Finance PLC
(b)
09/01/2029 4.000% 1,258,000 1,195,281
01/30/2031 6.250% 287,000 288,956
Clydesdale Acquisition Holdings, Inc.
(b)
04/15/2030 8.750% 849,000 811,633
04/15/2032 6.750% 213,000 202,911
Sword Purchaser LLC
(b)
04/15/2033 8.250% 719,000 735,431
04/15/2034 10.500% 517,000 535,505
Total 3,769,717
Pharmaceuticals 4.5%
1261229 BC Ltd.
(b)
04/15/2032 10.000% 1,608,000 1,643,624
AbbVie, Inc.
11/21/2029 3.200% 17,515,000 16,695,675
Bausch Health Cos., Inc.
(b)
06/01/2028 4.875% 161,000 150,809
09/30/2028 11.000% 183,000 187,218
Bayer U.S. Finance LLC
(b)
07/20/2046 6.250% 8,642,000 8,295,174
Becton Dickinson & Co.
02/08/2029 4.874% 18,188,000 18,229,526
CVS Health Corp.
03/25/2038 4.780% 11,110,000 10,147,119
Grifols SA
(b)
10/15/2028 4.750% 1,398,000 1,364,572
Merck & Co., Inc.
05/22/2036 5.200% 27,606,000 27,388,442
Organon & Co./Organon Foreign Debt Co-Issuer BV
(b)
04/30/2028 4.125% 322,000 317,243
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
04/30/2031 5.125% 103,000 102,013
Total 84,521,415
Pipelines 2.8%
Antero Midstream Partners LP/Antero Midstream Finance
Corp.
(b)
02/01/2032 6.625% 412,000 419,239
CNX Midstream Partners LP
(b)
04/15/2030 4.750% 1,395,000 1,336,664
Delek Logistics Partners LP/Delek Logistics Finance Corp.
(b)
03/15/2029 8.625% 724,000 751,471
06/30/2033 7.375% 612,000 626,354
06/01/2034 6.875% 505,000 507,117
Enbridge, Inc.
04/05/2034 5.625% 3,591,000 3,631,583
11/20/2035 5.200% 2,742,000 2,671,271
Energy Transfer LP
05/15/2054 5.950% 14,525,000 13,332,899
Enterprise Products Operating LLC
01/15/2036 5.200% 3,655,000 3,595,292
Harvest Midstream I LP
(b)
05/15/2034 6.750% 824,000 827,496
ITT Holdings LLC
(b)
08/01/2029 6.500% 177,000 175,089
MPLX LP
03/14/2052 4.950% 5,537,000 4,477,326
Rockies Express Pipeline LLC
(b)
03/15/2033 6.750% 598,000 607,998
TransMontaigne Partners LLC
(b)
06/15/2030 8.500% 1,297,000 1,324,483
Venture Global Calcasieu Pass LLC
(b)
08/15/2029 3.875% 669,000 636,922
08/15/2031 4.125% 948,000 879,264
05/01/2036 6.000% 828,000 819,539
Venture Global LNG, Inc.
(b),(d),(f)
09/30/2029 9.000% 1,074,000 1,066,821
Venture Global LNG, Inc.
(b)
02/01/2029 9.500% 239,000 256,178
01/15/2030 7.000% 386,000 392,144
06/01/2031 8.375% 375,000 387,525
02/01/2032 9.875% 291,000 309,870
12/15/2034 6.375% 293,000 285,298
Venture Global Plaquemines LNG LLC
(b)
12/15/2030 6.125% 202,000 205,180
05/01/2033 7.500% 338,000 366,879
01/15/2034 6.500% 740,000 763,806
06/15/2034 6.500% 267,000 275,550
05/01/2035 7.750% 338,000 374,193
01/15/2036 6.750% 1,490,000 1,559,956
Western Midstream Operating LP
03/01/2031 4.800% 2,724,000 2,672,949

Portfolio of Investments
(continued)
Columbia Select Corporate Income Fund, July 31, 2026 (Unaudited)
Columbia Select Corporate Income Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
03/01/2048 5.300% 6,330,000 5,291,550
Total 50,827,906
REITS 0.2%
Iron Mountain, Inc.
(b)
07/15/2030 5.250% 791,000 772,860
01/15/2033 6.250% 265,000 266,065
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK
Finance Co-Issuer
(b)
10/01/2028 5.875% 639,000 638,159
05/15/2029 4.875% 304,000 296,295
02/01/2030 7.000% 376,000 382,007
RHP Hotel Properties LP/RHP Finance Corp.
(b)
07/15/2028 7.250% 148,000 150,815
02/15/2029 4.500% 195,000 190,639
04/01/2032 6.500% 350,000 355,893
06/15/2033 6.500% 263,000 267,541
03/15/2034 5.750% 138,000 135,165
RLJ Lodging Trust LP
(b)
09/15/2029 4.000% 248,000 236,392
Service Properties Trust
(b)
11/15/2031 8.625% 263,000 276,305
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
(b)
01/15/2030 6.000% 150,000 143,406
Total 4,111,542
Retail 0.8%
1011778 BC ULC/New Red Finance, Inc.
(b)
06/15/2029 6.125% 352,000 355,729
09/15/2029 5.625% 384,000 383,355
Advance Auto Parts, Inc.
(b)
08/01/2030 7.000% 355,000 363,829
08/01/2033 7.375% 875,000 902,972
Bath & Body Works, Inc.
06/15/2029 7.500% 113,000 114,476
11/01/2035 6.875% 205,000 207,215
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co.,
Inc.
(b)
01/15/2030 6.750% 1,037,000 1,018,325
Group 1 Automotive, Inc.
(b)
01/15/2030 6.375% 357,000 359,020
LBM Acquisition LLC
(b)
01/15/2029 6.250% 270,000 174,026
06/15/2031 9.500% 604,000 509,755
LCM Investments Holdings II LLC
(b)
05/01/2029 4.875% 247,000 241,154
08/01/2031 8.250% 603,000 628,430
Lithia Motors, Inc.
(b)
06/01/2029 3.875% 259,000 248,634
01/15/2031 4.375% 230,000 217,850
Lowe's Cos., Inc.
04/01/2052 4.250% 8,174,000 6,082,257
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
QXO Building Products, Inc.
(b)
07/15/2031 6.500% 374,000 375,409
04/30/2032 6.750% 517,000 528,092
07/15/2034 6.875% 540,000 540,939
White Cap Supply Holdings LLC
(b)
11/15/2030 7.375% 1,202,000 1,212,483
Total 14,463,950
Savings & Loans 0.0%
Washington Mutual Bank/Debt not acquired by JPMorgan
(e)
FIXED01/15/2015 0.000% 6,350,000 480
1 1 1 1 480
Semiconductors 2.9%
Broadcom, Inc.
02/15/2030 4.350% 1,950,000 1,904,483
10/15/2030 4.200% 7,756,000 7,483,632
11/15/2036 3.187% 15,000,000 11,946,048
Entegris, Inc.
(b)
04/15/2029 4.750% 180,000 177,185
06/15/2030 5.950% 572,000 572,555
Foundry JV Holdco LLC
(b)
01/25/2034 5.875% 11,306,000 11,190,479
Intel Corp.
08/12/2051 3.050% 7,535,000 4,389,698
NXP BV/NXP Funding LLC/NXP USA, Inc.
05/11/2031 2.500% 15,995,000 14,200,606
Total 51,864,686
Software 1.2%
AthenaHealth Group, Inc.
(b)
02/15/2030 6.500% 842,000 813,415
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
(b)
06/15/2029 8.000% 152,000 80,065
Central Parent, Inc./CDK Global, Inc.
(b)
06/15/2029 7.250% 142,000 73,528
Cloud Software Group LLC
(b)
03/31/2029 6.500% 586,000 573,169
09/30/2029 9.000% 1,895,000 1,857,779
06/30/2032 8.250% 266,000 251,777
08/15/2033 6.625% 134,000 117,005
CoreWeave, Inc.
(b)
02/01/2031 9.000% 819,000 740,830
10/01/2031 9.750% 734,000 666,292
07/15/2032 9.625% 762,000 683,039
OAK-Eagle Acquireco, Inc.
(b)
07/01/2033 7.250% 432,000 447,899
07/01/2034 8.750% 440,000 463,091
Oracle Corp.
04/01/2050 3.600% 11,505,000 6,592,431
09/26/2065 6.100% 9,642,000 7,574,508
ROBLOX Corp.
(b)
05/01/2030 3.875% 136,000 127,082

Portfolio of Investments
(continued)
Columbia Select Corporate Income Fund, July 31, 2026 (Unaudited)
Columbia Select Corporate Income Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
SS&C Technologies, Inc.
(b)
06/01/2032 6.500% 311,000 313,781
UKG, Inc.
(b)
02/01/2031 6.875% 501,000 490,824
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
(b)
02/01/2029 3.875% 1,119,000 930,831
Total 22,797,346
Telecommunications 5.9%
Altice France Lux 3/Altice Holdings 1
(b)
01/15/2033 10.000% 65,600 64,460
Altice France SA
(b)
10/15/2030 6.875% 552,591 539,453
04/15/2032 6.500% 477,896 462,790
APLD ComputeCo 2 LLC
(b)
03/15/2031 6.750% 2,170,000 2,121,946
APLD ComputeCo 3 LLC
(b)
06/15/2031 7.000% 1,029,000 1,004,462
APLD ComputeCo LLC
(b)
12/15/2030 9.250% 1,206,000 1,281,869
AT&T, Inc.
12/01/2057 3.800% 28,838,000 17,833,466
Black Pearl Compute LLC
(b)
02/15/2031 6.125% 702,000 700,714
Cipher Compute LLC
(b)
11/15/2030 7.125% 422,000 430,467
Core Scientific Finance I LLC
(b)
05/15/2031 7.750% 1,089,000 1,066,823
Fibercop SpA
(b)
07/18/2036 7.200% 64,000 64,971
Flash Compute LLC
(b)
12/31/2030 7.250% 389,000 392,931
Galaxy Helios Data Centers II LLC
(b)
08/01/2031 9.875% 666,000 668,907
Iliad Holding SAS
(b)
10/15/2028 7.000% 708,000 709,827
04/15/2031 8.500% 232,000 244,071
04/15/2032 7.000% 369,000 372,412
Level 3 Financing, Inc.
(b)
01/15/2036 8.500% 519,000 539,667
02/15/2037 7.500% 118,000 117,149
Meridian Arc Holdco LLC
(b)
04/30/2031 6.250% 963,000 925,688
PR RNO Property Owner 1 LLC
(b)
05/01/2031 6.500% 1,646,000 1,548,334
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC
(b)
04/15/2036 5.700% 7,325,000 6,697,676
Stingray Compute LLC
(b)
06/15/2031 6.000% 292,000 285,331
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
SV RNO Property Owner 1 LLC
(b)
03/01/2031 5.875% 1,991,000 1,851,265
T-Mobile USA, Inc.
04/15/2027 3.750% 7,690,000 7,650,297
02/15/2029 2.625% 27,742,000 26,266,099
02/15/2031 2.550% 4,176,000 3,746,884
02/15/2031 2.875% 7,976,000 7,255,102
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
(b)
Series FEB
06/15/2032 8.625% 248,000 253,594
Uniti Services LLC
(b)
10/15/2033 7.500% 339,000 346,669
Verizon Communications, Inc.
03/15/2032 2.355% 10,057,000 8,707,790
03/22/2041 3.400% 5,699,000 4,226,498
Vmed O2 U.K. Financing I PLC
(b)
01/31/2031 4.250% 1,000 789
07/15/2031 4.750% 362,000 285,915
Vodafone Group PLC
06/18/2031 4.800% 10,396,000 10,215,967
Windstream Services LLC/Windstream Escrow Finance Corp.
(b)
10/01/2031 8.250% 614,000 638,102
WULF Compute LLC
(b)
10/15/2030 7.750% 322,000 334,530
Total 109,852,915
Transportation 2.9%
Burlington Northern Santa Fe LLC
03/15/2056 5.550% 8,171,000 7,621,717
Canadian National Railway Co.
05/12/2029 4.350% 5,418,000 5,363,043
05/12/2036 4.950% 5,342,000 5,206,555
Canadian Pacific Railway Co.
03/15/2029 4.000% 2,994,000 2,939,595
12/02/2031 2.450% 10,363,000 9,128,366
Genesee & Wyoming, Inc.
(b)
04/15/2032 6.250% 624,000 628,015
Norfolk Southern Corp.
08/01/2030 5.050% 13,375,000 13,487,161
11/01/2047 3.942% 3,192,000 2,388,853
08/25/2051 2.900% 1,302,000 773,376
Union Pacific Corp.
02/05/2050 3.250% 7,756,000 5,078,577
Watco Cos. LLC/Watco Finance Corp.
(b)
08/01/2032 7.125% 1,204,000 1,237,659
Total 53,852,917
Total Corporate Bonds
(Cost $ 1,709,022,069 ) 1,658,108,260

Portfolio of Investments
(continued)
Columbia Select Corporate Income Fund, July 31, 2026 (Unaudited)
Columbia Select Corporate Income Fund | 2026

Borrower
... Coupon
Rate
. Principal
Amount ($)
...
Value ($)
Senior Loans 0 .0%
Building Materials 0.0%
CP Atlas Buyer, Inc.
(g),(h)
2025 Term Loan
1 mo. USD Term SOFR +
5.250%
07/08/2030 8.981% 479,480 415,052
1 1 1 1 1
Software 0.0%
Ascend Learning LLC
(g),(h)
2025 Repriced Term Loan B
1 mo. USD Term SOFR +
3.000%
12/11/2028 6.731% 182,872 180,672
1 1 1 1 1
Total Senior Loans
(Cost $ 650,548 ) 595,724
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
U.S. Treasury Obligations 5 .6%
U.S. Treasury Bonds
05/15/2045 5.000% 18,389,000 17,817,217
08/15/2045 4.875% 34,145,000 32,549,788
11/15/2045 4.625% 22,854,700 21,076,319
02/15/2046 4.625% 23,533,000 21,683,453
05/15/2046
5.000% 10,788,000 10,437,390
1 1 1 1 1
Total U.S. Treasury Obligations
(Cost $ 108,117,234 ) 103,564,167
. Shares
.....
Value ($)
Money Market Funds 3 .9%
Columbia Short-Term Cash Fund, 3.813%
(i),(j)
72,091,023 72,047,768
1 1 1
Total Money Market Funds
(Cost $ 72,047,509 ) 72,047,768
Total Investments in Securities
(Cost $ 1,889,837,361 ) 1,834,491,235
Other Assets & Liabilities, Net 27,644,485
Net Assets 1,862,135,720

Portfolio of Investments
(continued)
Columbia Select Corporate Income Fund, July 31, 2026 (Unaudited)
Columbia Select Corporate Income Fund | 2026

Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period
shares
Columbia Short-Term Cash Fund
123,380,360
332,198,245
(383,530,113)
(724)
72,047,768
—
3,888
625,285
72,091,023
1
Notes to Portfolio of Investments
At July 31, 2026, securities and/or cash totaling $3,362,405 were pledged as collateral.
Investments in Derivatives
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2026, the total value of these securities amounted to $493,156,128, which represents 26.48% of total net assets.
(c) Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(d) Fixed-to-floating rate security. The interest rate shown reflects the rate in effect at period end. The security pays a fixed rate of interest until its reset date and thereafter will bear interest at a floating rate based on a reference rate plus a spread.
(e) Represents a security in default.
(f) Perpetual security with no specified maturity date.  The date shown reflects the next call date.
(g) Variable rate security. The interest rate shown was the current rate as of July 31, 2026.
(h) The stated interest rate represents the interest rate(s) at July 31, 2026 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(i) The rate shown is the seven-day current annualized yield at July 31, 2026.
(j) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the Period ended
July 31, 2026 are as follows:
Long futures contracts
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
CBOT 10 Year U.S. Treasury Notes Futures 840 09/2026 USD 90,720,000 — (843,799)
CBOT 2 Year U.S. Treasury Notes Futures 612 09/2026 USD 125,832,938 — (289,485)
CBOT U.S. Long Bond Futures 234 09/2026 USD 25,345,125 — (258,410)
Total — (1,391,694)
Short futures contracts
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
CBOT 5 Year U.S. Treasury Notes Futures (25) 09/2026 USD (2,649,414) 2,539 —
Ultra 10 Year U.S. Treasury Notes Futures (1,073) 09/2026 USD (117,711,453) 2,009,093 —
Ultra U.S. Treasury Bond Futures (408) 09/2026 USD (44,752,500) 1,507,676 —
Total 3,519,308 —
Abbreviation Legend
CMT Constant Maturity Treasury
PIK Payment In Kind
SOFR Secured Overnight Financing Rate

Portfolio of Investments
(continued)
Columbia Select Corporate Income Fund, July 31, 2026 (Unaudited)
Columbia Select Corporate Income Fund | 2026

Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Currency Legend
USD US Dollar

1QT136_(09/26)
You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.